Transactions with related parties - Executive - Administrative Services Agreement (Details) € in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 21, 2014 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 30, 2014 USD ($)
Related Party Transaction [Line Items]
Eur/US Dollar exchange rate		1.1998
Administrative services fee		$ 120	$ 120	$ 120
Executive services agreement
Related Party Transaction [Line Items]
Annual executive services fee	€ 538	$ 645
Executive services agreement duration	Initial term of five years and automatically renews for successive five year terms unless terminated earlier.
Executive Services Agreement - Initial Term
Related Party Transaction [Line Items]
Executive services agreement duration	5 years
Executive Services Agreement - Automatic Renewal
Related Party Transaction [Line Items]
Executive services agreement duration	5 years
Administrative Services Agreement
Related Party Transaction [Line Items]
Administrative services duration		perpetual
Administrative services days termination notice		120 days
Administrative Services Agreement | Monthly fee
Related Party Transaction [Line Items]
Administrative services fee					$ 10